Related Parties Related Party Debt - Valetudo Loans (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Jan. 31, 2024	Nov. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	Dec. 01, 2022
Related Parties Related Party Debt
Amount borrowed	$ 20,686		$ 19,973	$ 16,050
Related party
Related Parties Related Party Debt
Amount borrowed	20,686		19,973	16,050
Related party | Valetudo Loan
Related Parties Related Party Debt
Amount borrowed	2,800		2,800	2,100
Repayment of membership interest			2,800	2,100
Interest expense relating to loan			100
Related party | Valetudo Loan | Maximum
Related Parties Related Party Debt
Interest expense relating to loan	100	$ 100		100
Related party | Valetudo December 2022 Loan
Related Parties Related Party Debt
Amount borrowed										$ 700
Repayment of membership interest										$ 700
Related party | Valetudo June 2023 Loans
Related Parties Related Party Debt
Amount borrowed	500		500	500
Related party | Valetudo June 2023 Loan One
Related Parties Related Party Debt
Amount borrowed									$ 300
Repayment of membership interest									300
Related party | Valetudo June 2023 Loan Two
Related Parties Related Party Debt
Amount borrowed									200
Repayment of membership interest									$ 200
Related party | Valetudo July 2023 Loan
Related Parties Related Party Debt
Amount borrowed	250		250	250				$ 300
Repayment of membership interest								$ 300
Interest rate								6.00%
Related party | Valetudo August 2023 Loans
Related Parties Related Party Debt
Amount borrowed	400		400	400
Interest rate							6.00%
Related party | Valetudo August 2023 Loan One
Related Parties Related Party Debt
Amount borrowed							$ 300
Repayment of membership interest							300
Related party | Valetudo August 2023 Loan Two
Related Parties Related Party Debt
Amount borrowed							200
Repayment of membership interest							$ 200
Related party | Valetudo November 2023 Loan
Related Parties Related Party Debt
Amount borrowed	200		200	$ 200		$ 200
Interest rate						6.00%
Related party | Valetudo January 2024 Loans
Related Parties Related Party Debt
Amount borrowed	$ 750		$ 750
Interest rate					6.00%
Related party | Valetudo January 2024 Loan One
Related Parties Related Party Debt
Amount borrowed					$ 600
Related party | Valetudo January 2024 Loan Two
Related Parties Related Party Debt
Amount borrowed					$ 200